Operating Lease Obligations (Tables)	6 Months Ended
Jun. 30, 2021
Operating Lease Obligations
Schedule of Operating Lease Obligations

The table below presents the lease-related assets and liabilities recorded on the Company’s consolidated balance sheet as of June 30, 2021:

		June 30,
	Classification on Balance Sheet	2021
Assets
Operating lease assets	Operating lease right of use assets	$210,763
Total lease assets		$210,763

Liabilities
Current liabilities
Operating lease liability	Current operating lease liability	$133,559
Noncurrent liabilities
Operating lease liability	Long-term operating lease liability	87,615
Total lease liability		$221,174

Schedule of Lease Obligation Maturity

Lease obligations at June 30, 2021 consisted of the following:

Twelve Months Ending June 30,
2022	$157,800
2023	92,050
Total payments	249,850
Less: imputed interest	(28,676)
Total obligation	221,174
Less: current portion	(133,559)
Non-current capital lease obligations	$87,615